Related Party Balances and Transactions (Details) $ / shares in Units, ¥ in Thousands, $ in Millions											1 Months Ended		12 Months Ended
	Jun. 29, 2023 CNY (¥)	Jun. 14, 2023 CNY (¥)	May 06, 2023 CNY (¥)	Jun. 23, 2022 CNY (¥)	Jun. 13, 2022 CNY (¥)	Apr. 13, 2022 CNY (¥)	Feb. 13, 2022 CNY (¥)	Jan. 10, 2021 CNY (¥)	Oct. 10, 2019 CNY (¥) shares	Oct. 26, 2017 CNY (¥)	Jun. 30, 2021 shares	Oct. 31, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 26, 2020 CNY (¥)	Oct. 10, 2019 $ / shares
Related Party Balances and Transactions (Details) [Line Items]
Principal amount convertible debt	¥ 6,000	¥ 10,000	¥ 50,000	¥ 10,000	¥ 3,000	¥ 4,000	¥ 3,000	¥ 65,000
Percentage of annual interest rate								10.00%
Number of ordinary shares (in Shares) | shares											260,667
Percentage of equity interest													14.24%
Aggregated principal amount												¥ 10,000
Convertible Debt																		¥ 55,000
Borrowings amount | $																	$ 3.0
Changes in fair value of amounts due to related party													¥ (7,524)	¥ (6,451)	¥ (11,242)
Fair value changes of amounts due to related party due to own credit risk													(400)	¥ (500)	1,600
Bank of Nanjing [Member]
Related Party Balances and Transactions (Details) [Line Items]
Amount of credit facility granted															10,000
Fanhua Group [Member]
Related Party Balances and Transactions (Details) [Line Items]
Principal amount convertible debt									¥ 80,000	¥ 130,000
Percentage of annual interest rate										10.00%
Amount of accrued interest									¥ 14,100
Number of ordinary shares (in Shares) | shares									28,684,255
Conversion price (in Dollars per share) | $ / shares																			$ 0.4766
Percentage of equity interest									3.40%
Extent principal balance of convertible debt												50,000
Amount of corresponding interest												¥ 15,000
Aggregated amount													12,600		¥ 6,300
Borrowings amount													¥ 55,300
Maturity date													Oct. 26, 2024